Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets, Noncurrent Disclosure [Abstract]
Summary of Other Non-Current Assets
Other
non-current
assets consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Deposits	2,000	1,000
Prepayment for property and equipment	6,427	25,841
Long term interest receivable	—	184,829

Total	8,427	211,670